UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22187

PAX WORLD FUNDS TRUST II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.                                     Semi-Annual Report to Shareholders

June 30, 2012

SEMI-ANNUAL REPORT

Pax MSCI North America
ESG Index ETF

(NASI)

Pax MSCI EAFE
ESG Index ETF

(EAPS)

Table of Contents

Letter to Shareholders	2

Sustainability Update	5

Commentary and Portfolio Highlights	7

Pax MSCI North America ESG Index ETF	7

Pax MSCI EAFE ESG Index ETF	10

Shareholder Expense Examples	15

Schedule of Investments	17

Statement of Assets and Liabilities	23

Statement of Operations	24

Statement of Changes in Net Assets	25

Financial Highlights	26

Notes to Financial Statements	28

For More Information

General Fund Information

888.729.3863

www.esgshares.com

Transfer Agent and
Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Letter to Shareholders

by Joseph Keefe, President & CEO

Dear fellow shareholders,

As I write, the economic recovery in the U.S. has slowed and our nation's capital is not only mired in its now customary partisan gridlock but election-year politics provide added incentive to do nothing. The European crisis continues, the China boom is slowing and financial markets remain volatile and unpredictable. What some call a risk-on/risk-off market—a very volatile, short-term focused, directionless market—has continued to characterize the first six months of 2012. This is not the most favorable climate for sustainable investors, or for long-term investors more generally. One could say that we are long investors in a very short market.

This is particularly true of index investors, or investors in exchange-traded funds ("ETFs") like Pax World's ESG Shares, which invest in underlying indices. We are investing in the market, or at least one part of the market, and when it moves, so does our investment portfolio. Despite all this volatility, however, we at Pax World remain convinced that an investment approach focused on investing in the most sustainable companies—those with strong environmental, social and governance (ESG) performance—is the best strategy for our shareholders, and the right strategy for our times.

Speaking of our times, the sustainability agenda has never been more important. Mother Nature has certainly been sending signals of late in the form of the warmest year, the hottest summer and one of the worst droughts in many, many decades. As ecologist Bill McKibben recently wrote:

"If the pictures of those towering wildfires in Colorado haven't convinced you, or the size of your AC bill this summer, here are some hard numbers about climate change: June broke or tied 3,215 high-temperature records across the United States. That followed the warmest May on record for the Northern Hemisphere—the 327th consecutive month in which the temperature of the entire globe exceeded the 20th-century average, the odds of which occurring by simple chance were 3.7 x 10-99, a number considerably larger than the number of stars in the universe.

"Meteorologists reported that this spring was the warmest ever recorded for our nation—in fact, it crushed the old record by so much that it represented the 'largest temperature departure from average of any season on record.' The same week, Saudi authorities reported that it had rained in Mecca despite a temperature of 109 degrees, the hottest downpour in the planet's history."1

We have just learned as well that July was the hottest month on record in the U.S. What we are witnessing is not only a prolonged crisis in the global economy but a tectonic shift in the global ecology as well—and the two, of course, are intimately related. The current model of global capitalism is premised upon

1Bill McKibben, "Global Warming's Terrifying New Math," Rolling Stone, July 19, 2012.

a perpetual economic growth paradigm that must ultimately invade all accessible habitat and consume all available resources. Climate change may be the most urgent challenge but is in a sense only a symptom. "The problem is the delusion that we can have infinite quantitative economic growth, that we can keep having more and more stuff, on a finite planet."2 Unfortunately, this elemental truth is something that neither policy makers nor average citizens have an easy time getting their arms around. As Jeremy Grantham has written, "[t]he problems of compounding growth in the face of finite resources are not easily understood by optimistic, short-term-oriented, and relatively innumerate humans (especially the political variety)."3

There are many potential strategies for addressing this challenge but surely sustainable investing is one of them. Sustainable investing can be thought of as an investment approach wherein the connections between economic output and ecological/societal health are no longer obscured but are expressly linked. The goal, over time, should be for the quality of output to replace the quantity of output as the true measure of economic well-being. In a sense, what we are trying to do is to invest in solutions rather than perpetuating the dominant, increasingly problematic growth paradigm.

In fact, Pax World recently changed the name of one of our mutual funds in recognition of this imperative. What we formerly called the Global Green Fund has been renamed the Global Environmental Markets Fund (PGRNX). This Fund, not unlike our ESG Shares ETFs, is about solutions. As its new name states, the Fund invests in environmental markets, including energy (energy efficiency and renewables), water (water infrastructure & technologies, pollution control) and waste (waste management & technologies, environmental support services). It is sometimes not well understood that environmental markets are a much broader, more diversified investment universe than alternative energy, and in our view, much less volatile. (As of June 30th, alternative energy constituted only about 4% of Fund holdings whereas energy efficiency accounted for approximately 33%, water infrastructure 25% and waste management and pollution control another 26%.4) We changed the name of the Fund to better clarify its broader, more diversified mandate. With global population exceeding 7 billion, emerging nations rising in affluence and consumption, and increased concerns about energy security, resource scarcity, pollution and of course climate change, we believe environmental solutions will be an ever more important key to sustainable global growth.

The Pax World Global Environmental Markets Fund continues to be sub-advised by Impax Asset Management (Impax) in London, UK, an investment manager specializing in environmental and resource scarcity markets.

It's only a name change, but in a way it represents something larger than that. At least we hope it does. We want to invest in solutions. We want to invest in

2Paul Gilding, The Great Disruption, Bloomsbury Press, 2011, p. 186.

3Jeremy Grantham, "Time to Wake Up: Days of Abundant Resources and Falling Prices Are Over Forever," April 2011 GMO Quarterly Letter.

4Pax World Global Environmental Markets Fund holdings as-of 6/30/2012. Holdings are subject to change.

a sustainable future. Markets go up and down but we can't lose sight of the fact that investing should be about the long term. At Pax World, we are doing what we can to make sure it is.

I hope you enjoyed your summer.

Peace.

Joseph F. Keefe

June 30, 2012

Sustainability Investing

Sustainability Update

2012 has been a very active year for shareowner activists. There were nearly 400 shareholder resolutions filed, over half of them in just two areas: political spending and environment. Pax World was active in both areas, filing three resolutions on corporate governance issues (two on corporate political activity and one on board diversity) and one on an environmental issue.

Pax World has a strong history of using the tools at our disposal to support women's empowerment, and nowhere is this more needed than in the boardroom and executive suite. We were pleased that we were able to withdraw our shareholder proposal with Roper Industries, a manufacturer of high-tech, customized electronic equipment, after the company agreed to modify its nominating committee charter for directors to include making gender diversity a part of every director search.

This year, as a Presidential election year, is also going to bring intense focus to corporate political spending, both on campaigns and lobbying. Even without the campaign, 2012 has already been a landmark year for corporate political activity due to the killing of Trayvon Martin in Florida. This dreadful incident brought into sharp focus the activities of the American Legislative Exchange Council (ALEC), which advocated that states adopt so-called Stand Your Ground laws, which allow people to use deadly force to defend themselves if they believe that there is a threat without a duty to retreat. Florida, where Mr. Martin was killed, had passed a Stand Your Ground statute. ALEC's legislative activities began to come under the spotlight after Mr. Martin was killed. Investor attention focused on companies that funded ALEC, and Pax World signed on to a letter sent to companies that were members of ALEC, but whose own policies were inconsistent with the positions taken by ALEC. By the end of May, sixteen companies had announced that they had ended their membership.

Pax World also filed two resolutions asking companies to disclose on what and with whom they spent money on lobbying. Pax World's resolution at Target Corp (TGT) sought increased disclosure of Target's lobbying priorities and its position on several public policy issues. After discussion, Target agreed to provide statements detailing its position on its top lobbying priorities. Target also agreed to include a statement about how it determined what its top lobbying priorities were, and the company has committed to updating its position statements on its top lobbying priorities each year, making changes as its lobbying priorities change.

June 30, 2012

Sustainability Update, continued

We filed a similar resolution with Amgen, which appeared on the company's proxy and was voted on by its shareholders at its annual meeting. This resolution got a vote in favor of nearly 25% (not counting abstentions and broker non-votes). While it did not pass, the results show that a significant proportion of the company's shareholders are interested in the company being more transparent about its lobbying expenditures.

Finally, Pax World co-filed with Calvert a shareholder proposal at Amazon asking the company to report on climate change and energy use. Amazon, like other major providers of web content, operates large server farms that, according to Greenpeace, may consume as much electricity as a small city.1 Our proposal received a vote of 21% in favor, not counting abstentions and broker non-votes.

This is what successful advocacy often looks like: a couple of productive negotiations with companies and a couple of respectable votes. The reality is that advocacy rarely, if ever, achieves instant and total success. The private sector is a big ship, and big ships don't turn on a dime. But they do turn, and it's good to have a hand on the wheel.

1Greenpeace, "How Clean is Your Cloud?" April 27, 2012, http://www.greenpeace.org/international/en/ publications/Campaign-reports/Climate-Reports/How-Clean-is-Your-Cloud/.

Pax MSCI North America ESG Index ETF

June 30, 2012

Commentary

The Pax MSCI North America ESG Index ETF (NASI) employs a passive management approach, seeking to track the performance of the MSCI North America ESG Index, a broadly diversified, sector-neutral index of American and Canadian companies with superior ESG performance as rated by MSCI ESG Research.

For the six-month period ended June 30, 2012, the Fund's NAV return was 5.35% tracking the MSCI North America ESG Index return of 5.62%, while underperforming the MSCI North America Index return of 8.43%.

During the period the financial service sector made the most positive contribution to performance while the energy sector was the largest detractor to performance. Positions that contributed most positively to performance included Oracle Corp., a company that supplies software for enterprise information management; Merck & Co., Inc., a global healthcare company; and Intel Corp., a manufacturer of microprocessors for the personal computer and communication industry. Positions that detracted most from performance included Google, Inc., a global internet search engine company; Procter & Gamble Co., a global consumer products company; and McDonalds Corp., a franchiser and operator of fast-food restaurants.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in the United States and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually.

MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

The MSCI North America ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI's ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI North America Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of North America.

Unlike the Fund, the MSCI North America ESG Index and the MSCI North America Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI North America ESG Index ETF

June 30, 2012

Portfolio Highlights (Unaudited)

Returns — Period ended June 30, 2012

			Total Return
	YTD	1 Year	Since Inception[1]
NAV Return[2]	5.35%	-0.11%	7.39%
Market Value Return[2]	5.04%	-0.15%	7.39%
MSCI North America ESG Index[3]	5.62%	0.42%	8.07%
MSCI North America Index[4]	8.43%	3.00%	11.04%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund's inception date is May 18, 2010.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3The MSCI North America ESG Index is designed to measure the performance of equity securities of issuers organized or operating in North America that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

4The MSCI North America Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of North America.

Pax MSCI North America ESG Index ETF

June 30, 2012

Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Net Assets
Common Stocks	99.9%
Money Market Fund	0.1%
Other Assets & Liabilities	0.0%*
Total Net Assets	100.0%

*Less than 0.05%.

Top Ten Holdings

Company	Percent of Net Assets
IBM	3.4%
Johnson & Johnson	3.0%
Procter & Gamble Co.	2.7%
Google, Inc. (Class A)	2.4%
Intel Corp.	2.1%
Merck & Co., Inc.	2.0%
Oracle Corp.	1.9%
PepsiCo, Inc.	1.8%
Abbott Laboratories	1.6%
QUALCOMM, Inc.	1.5%
Total	22.4%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	19.7%
Financials	17.9%
Health Care	12.3%
Consumer Discretionary	11.5%
Consumer Staples	11.0%
Industrials	10.5%
Energy	7.8%
Materials	4.7%
Utilities	3.0%
Telecommunication Services	1.5%
Cash and cash equivalents plus other assets less liabilities	0.1%
Total	100.0%

Geographical Diversification

Country	Percent of Net Assets
United States	90.1%
Canada	9.6%
Other Countries	0.3%
Other Assets & Liabilities	0.0%*
Total	100.0%

*Less than 0.05%.

Pax MSCI EAFE ESG Index ETF

June 30, 2012

Commentary

The Pax MSCI EAFE ESG Index ETF (EAPS) employs a passive management approach, seeking to track the performance of the MSCI EAFE ESG Index, which consists of companies operating in developed market countries around the world, excluding the U.S. and Canada, that have superior ESG performance as rated by MSCI ESG Research.

For the six-month period ended June 30, 2012, the Fund's NAV return was 4.15%, outperforming both the MSCI EAFE ESG Index return of 3.52% and the MSCI EAFE Index return of 2.96%.

In light of the European debt crisis, surprisingly, Europe was the most positive contributor to performance during the period. From a sector perspective, financials were the most positive contributor to performance while utilities were the largest detractor to performance. Positions that contributed most positively to performance included HSBC Holdings PLC, a London based international banking and financial services company; and Mitsui Fudosan Co., Ltd., a Japanese property development company. Positions that detracted most from performance included Repsol SA, a Spanish based integrated energy company; and Tesco PLC, a food retailer based in the United Kingdom.

The Fund described herein is indexed to an MSCI index. The Fund referred to herein is not sponsored, endorsed or promoted by MSCI or its affiliates, and MSCI and its affiliates bear no liability with respect to any such fund or any index on which such fund is based.

The MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Index targets sector weights that reflect the relative sector weights of the MSCI Europe & Middle East Index1 and the MSCI Pacific Index2. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 9-point scale from AAA (highest) to C (lowest). Constituents of the MSCI EAFE Index having an ESG rating of B or above are eligible for inclusion in the Index.

The MSCI EAFE ESG Index includes or utilizes data, ratings, analysis, reports, analytics or other information or materials from MSCI's ESG Research Group within Institutional Shareholder Services Inc., an indirect wholly-owned subsidiary of MSCI. The prospectus contains a more detailed description of the limited relationship MSCI has with Pax World Management LLC, ESG Shares and any related funds.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

1The MSCI Europe & Middle East Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe and the Middle

June 30, 2012

Commentary, continued

East. The MSCI Europe & Middle East Index consisted of the following 17 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

2The MSCI Pacific Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region. The MSCI Pacific Index consisted of the following 5 developed market country indices: Australia, Hong Kong, Japan, New Zealand, and Singapore.

Unlike the Fund, the MSCI EAFE ESG Index, the MSCI EAFE Index, the MSCI Europe & Middle East Index and the MSCI Pacific Index are not investments, are not professionally managed and do not reflect deductions for fees, expenses or taxes.

Pax MSCI EAFE ESG Index ETF

June 30, 2012

Portfolio Highlights (Unaudited)

Returns — Period ended June 30, 2012

			Total Return
	YTD	1 Year	Since Inception[1]
NAV Return[2]	4.15%	-11.06%	-7.46%
Market Value Return[2]	4.78%	-9.63%	-7.01%
MSCI EAFE ESG Index[3]	3.52%	-11.61%	-7.31%
MSCI EAFE Index[4]	2.96%	-13.83%	-9.05%

All total return figures assume reinvestment of dividends and capital gains at net asset value; actual returns may differ. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Total returns for periods of less than one year have not been annualized.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions.

1The Fund's inception date is January 27, 2011.

2The NAV return is based on the closing NAV (net asset value per share) of the Fund and the Market Value return is based on the market price per share of the Fund. The market prices used for Market Value returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times.

3MSCI EAFE ESG Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in Europe and the Asia Pacific region that have high environmental, social and governance (ESG) ratings from MSCI, selected initially and adjusted annually by MSCI.

4The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Pax MSCI EAFE ESG Index ETF

June 30, 2012

Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Net Assets
Common Stocks	99.3%
Preferred Stock	0.2%
Money Market Fund	0.1%
Rights	0.0%*
Other Assets & Liabilities	0.4%
Total Net Assets	100.0%

*Less than 0.05%.

Top Ten Holdings

Company	Percent of Net Assets
HSBC Holdings PLC	3.6%
Vodafone Group PLC	3.6%
GlaxoSmithKline PLC	2.9%
Roche Holding AG	2.7%
Novartis AG	2.6%
Commonwealth Bank of Australia	2.1%
BG Group PLC	1.7%
Westpac Banking Corp.	1.6%
Pearson PLC	1.6%
BASF SE	1.6%
Total	24.0%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Sector Diversification

Sector	Percent of Net Assets
Financials	25.7%
Consumer Discretionary	13.2%
Health Care	12.0%
Industrials	11.5%
Consumer Staples	11.4%
Materials	6.6%
Telecommunication Services	6.2%
Energy	6.0%
Information Technology	4.1%
Utilities	2.8%
Cash and cash equivalents plus other assets less liabilities	0.5%
Total	100.0%

Pax MSCI EAFE ESG Index ETF

June 30, 2012

Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
Japan	24.6%
United Kingdom	23.2%
Australia	9.4%
Switzerland	9.2%
France	7.6%
Spain	4.7%
Germany	4.7%
Sweden	4.7%
Netherlands	2.6%
Belgium	2.0%
Denmark	2.0%
Italy	1.2%
Hong Kong	0.8%
Finland	0.7%
New Zealand	0.7%
Luxembourg	0.5%
Norway	0.5%
Austria	0.3%
Israel	0.1%
Ireland	0.0%*
Short Term Investment	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%

*Less than 0.05%.

June 30, 2012

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other funds. For more information, see the prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2012 and ending on June 30, 2012.

Actual Expenses The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table under each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning

June 30, 2012

Shareholder Expense Examples (Unaudited), continued

different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period[1]
Pax MSCI North America ESG Index ETF
Based on Actual Fund Return	$1,000	$1,053.50	0.50%	$2.55
Based on Hypothetical 5% Return	1,000	1,022.38	0.50%	2.51
Pax MSCI EAFE ESG Index ETF
Based on Actual Fund Return	$1,000	$1,041.50	0.55%	$2.79
Based on Hypothetical 5% Return	1,000	1,022.13	0.55%	2.77

1 Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period beginning on January 1, 2012 and ending on June 30, 2012).

Pax MSCI North America ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments

Security Description	Shares	Value
COMMON STOCKS: 99.9%
Consumer Discretionary: 11.5%
Advance Auto Parts, Inc.	113	$7,709
Autoliv, Inc.	139	7,598
AutoZone, Inc. (a)	54	19,827
Bed Bath & Beyond, Inc. (a)	374	23,113
Best Buy Co., Inc.	461	9,662
BorgWarner, Inc. (a)	169	11,085
Cablevision Systems Corp. (Class A)	307	4,080
Canadian Tire Corp., Ltd. (Class A)	121	8,175
CarMax, Inc. (a)	352	9,131
Chipotle Mexican Grill, Inc. (a)	48	18,238
Darden Restaurants, Inc.	199	10,075
Discovery Communications, Inc. (Series A) (a)	221	11,934
Discovery Communications, Inc. (Series C) (a)	169	8,465
Ford Motor Co.	5,499	52,735
GameStop Corp. (Class A)	211	3,874
Genuine Parts Co.	241	14,520
Gildan Activewear, Inc.	179	4,925
Harley-Davidson, Inc.	357	16,326
Hasbro, Inc.	179	6,063
J.C. Penney Co., Inc.	251	5,851
Johnson Controls, Inc.	1,056	29,262
Kohl's Corp.	373	16,968
Liberty Global, Inc. (Series A) (a)	214	10,621
Liberty Global, Inc. (Series C) (a)	186	8,881
Liberty Media Corp. – Interactive (Class A) (a)	847	15,068
Liberty Media Corp. – Liberty Capital (Class A) (a)	164	14,417
Lowe's Cos., Inc.	1,926	54,775
Macy's, Inc.	642	22,053
Marriott International, Inc. (Class A)	414	16,229
Mattel, Inc.	526	17,063
McDonald's Corp.	1,581	139,966
Mohawk Industries, Inc. (a)	90	6,285
Netflix, Inc. (a)	81	5,546
Newell Rubbermaid, Inc.	447	8,109
NIKE, Inc. (Class B)	572	50,210
Nordstrom, Inc.	258	12,820
O'Reilly Automotive, Inc. (a)	197	16,503
PetSmart, Inc.	172	11,727
Ross Stores, Inc.	354	22,114
Royal Caribbean Cruises, Ltd.	219	5,701
Scripps Networks Interactive, Inc. (Class A)	143	8,131
Staples, Inc.	1,077	14,055
Starbucks Corp.	1,169	62,331
Starwood Hotels & Resorts Worldwide, Inc.	303	16,071
Target Corp.	987	57,433
The Gap, Inc.	492	13,461
The TJX Cos., Inc.	1,171	50,271
The Washington Post Co. (Class B)	6	2,243
Thomson Reuters Corp.	584	16,596
Tiffany & Co.	196	10,378

Security Description	Shares	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Tim Hortons, Inc.	244	$12,846
Time Warner Cable, Inc.	487	39,983
Time Warner, Inc.	1,504	57,904
V.F. Corp.	137	18,283
Virgin Media, Inc.	411	10,024
Whirlpool Corp.	119	7,278
		1,134,992
Consumer Staples: 11.0%
Avon Products, Inc.	669	10,844
Bunge, Ltd.	226	14,179
Campbell Soup Co.	296	9,880
Coca-Cola Enterprises, Inc.	469	13,151
Colgate-Palmolive Co.	743	77,346
ConAgra Foods, Inc.	640	16,595
DE Master Blenders 1753 NV (a)	917	10,369
Dr. Pepper Snapple Group, Inc.	328	14,350
Empire Co., Inc. (Class A)	46	2,421
Energizer Holdings, Inc. (a)	102	7,676
General Mills, Inc.	1,000	38,540
Green Mountain Coffee Roasters, Inc. (a)	204	4,443
H.J. Heinz Co.	496	26,972
Herbalife, Ltd.	180	8,699
Hillshire Brands Co.	183	5,305
Hormel Foods Corp.	225	6,845
Kellogg Co.	388	19,140
Kimberly-Clark Corp.	610	51,100
Kraft Foods, Inc. (Class A)	2,607	100,682
Loblaw Cos., Ltd.	175	5,562
McCormick & Co., Inc.	187	11,342
Mead Johnson Nutrition Co.	315	25,361
Metro, Inc. (Class A)	155	7,926
Monster Beverage Corp. (a)	230	16,376
PepsiCo, Inc.	2,483	175,449
Procter & Gamble Co.	4,354	266,683
Safeway, Inc.	416	7,550
Saputo, Inc.	200	8,304
Sysco Corp.	906	27,008
The Clorox Co.	191	13,840
The Estee Lauder Cos., Inc. (Class A)	366	19,808
The J.M. Smucker Co.	175	13,216
The Kroger Co.	847	19,642
Viterra, Inc.	490	7,763
Whole Foods Market, Inc.	269	25,641
		1,090,008
Energy: 7.8%
Apache Corp.	596	52,382
ARC Resources, Ltd.	450	10,108
Cameron International Corp. (a)	382	16,315
Cenovus Energy, Inc.	1,170	37,150
Chesapeake Energy Corp.	1,028	19,121
Cimarex Energy Co.	133	7,331
Concho Resources, Inc. (a)	152	12,938
Continental Resources, Inc. (a)	70	4,663
Crescent Point Energy Corp.	453	16,886

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI North America ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Energy, continued
Denbury Resources, Inc. (a)	605	$9,142
Devon Energy Corp.	595	34,504
Enbridge, Inc.	1,162	46,345
Energen Corp.	112	5,055
Enerplus Corp.	300	3,849
EOG Resources, Inc.	417	37,576
EQT Corp.	232	12,442
FMC Technologies, Inc. (a)	372	14,594
Hess Corp.	475	20,639
Kinder Morgan Management, LLC (a)	140	10,279
Marathon Oil Corp.	1,092	27,922
National-Oilwell Varco, Inc.	658	42,402
Newfield Exploration Co. (a)	210	6,155
Nexen, Inc.	820	13,867
Noble Corp.	391	12,719
Noble Energy, Inc.	275	23,325
Pacific Rubiales Energy Corp.	452	9,559
Penn West Petroleum, Ltd.	734	9,835
Pioneer Natural Resources Co.	181	15,966
Plains Exploration & Production Co. (a)	198	6,966
QEP Resources, Inc.	275	8,242
Range Resources Corp.	251	15,529
Southwestern Energy Co. (a)	542	17,306
Spectra Energy Corp.	1,011	29,380
Suncor Energy, Inc.	2,454	70,867
Sunoco, Inc.	165	7,837
Superior Energy Services, Inc. (a)	244	4,936
Talisman Energy, Inc.	1,600	18,316
The Williams Cos., Inc.	918	26,457
Ultra Petroleum Corp. (a)	236	5,445
Weatherford International, Ltd. (a)	1,177	14,866
Whiting Petroleum Corp. (a)	182	7,484
		766,700
Financials: 17.9%
ACE, Ltd.	524	38,844
AFLAC, Inc.	725	30,878
American Express Co.	1,629	94,824
American Tower Corp. (b)	610	42,645
Ameriprise Financial, Inc.	344	17,977
Annaly Capital Management, Inc. (b)	1,505	25,254
Arch Capital Group, Ltd. (a)	208	8,255
Assurant, Inc.	136	4,738
Axis Capital Holdings, Ltd.	183	5,957
Bank of Nova Scotia	1,708	88,361
BB&T Corp.	1,082	33,380
Berkshire Hathaway, Inc. (Class B) (a)	1,414	117,829
BlackRock, Inc.	205	34,813
Boston Properties, Inc. (b)	230	24,925
Capital One Financial Corp.	773	42,252
CBRE Group, Inc. (Class A) (a)	483	7,902
Chubb Corp.	421	30,657
Cincinnati Financial Corp.	239	9,099
CME Group, Inc.	98	26,275
Comerica, Inc.	306	9,397
Discover Financial Services	822	28,425

Security Description	Shares	Value
COMMON STOCKS, continued
Financials, continued
Duke Realty Corp. (b)	402	$5,885
Eaton Vance Corp.	178	4,797
Federal Realty Investment Trust (b)	98	10,201
Franklin Resources, Inc.	234	25,972
Genworth Financial, Inc. (Class A) (a)	763	4,319
HCP, Inc. (b)	635	28,035
Health Care REIT, Inc. (b)	326	19,006
Host Hotels & Resorts, Inc. (b)	1,098	17,370
Hudson City Bancorp, Inc.	737	4,695
Intercontinental Exchange, Inc. (a)	112	15,230
Invesco, Ltd.	692	15,639
KeyCorp	1,480	11,455
Legg Mason, Inc.	195	5,142
Liberty Property Trust (b)	180	6,631
M&T Bank Corp.	176	14,532
Marsh & McLennan Cos., Inc.	843	27,170
New York Community Bancorp, Inc.	679	8,508
Northern Trust Corp.	336	15,463
NYSE Euronext	401	10,258
PartnerRe, Ltd.	101	7,643
People's United Financial, Inc.	557	6,467
PNC Financial Services Group, Inc.	818	49,988
Principal Financial Group, Inc.	467	12,249
ProLogis, Inc. (b)	713	23,693
Prudential Financial, Inc.	726	35,160
Regency Centers Corp. (b)	140	6,660
Regions Financial Corp.	2,192	14,796
RenaissanceRe Holdings, Ltd.	79	6,005
Royal Bank of Canada	2,259	115,581
Simon Property Group, Inc. (b)	461	71,759
State Street Corp.	756	33,748
T. Rowe Price Group, Inc.	393	24,743
The Bank of New York Mellon Corp.	1,870	41,046
The Charles Schwab Corp.	1,677	21,684
The Macerich Co. (b)	204	12,046
The NASDAQ OMX Group, Inc.	201	4,557
The Progressive Corp.	901	18,768
The Toronto-Dominion Bank	1,405	109,814
The Travelers Cos., Inc.	609	38,879
U.S. Bancorp	2,965	95,354
Ventas, Inc. (b)	447	28,215
Vornado Realty Trust (b)	258	21,667
		1,773,517
Health Care: 12.3%
Abbott Laboratories	2,440	157,307
Aetna, Inc.	544	21,091
Agilent Technologies, Inc.	540	21,190
Baxter International, Inc.	870	46,240
Becton, Dickinson & Co.	325	24,294
Biogen Idec, Inc. (a)	351	50,677
Bristol-Myers Squibb Co.	2,620	94,189
CIGNA Corp.	444	19,536
Coventry Health Care, Inc.	219	6,962
DENTSPLY International, Inc.	220	8,318
Edwards Lifesciences Corp. (a)	178	18,387

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI North America ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Health Care, continued
Gilead Sciences, Inc. (a)	1,175	$60,254
Henry Schein, Inc. (a)	139	10,910
Humana, Inc.	254	19,670
Johnson & Johnson	4,344	293,481
Life Technologies Corp. (a)	277	12,462
Medtronic, Inc.	1,637	63,401
Merck & Co., Inc.	4,812	200,901
Patterson Cos., Inc.	138	4,757
Valeant Pharmaceuticals International, Inc. (a)	446	19,980
Vertex Pharmaceuticals, Inc. (a)	326	18,230
Waters Corp. (a)	138	10,967
WellPoint, Inc.	519	33,107
		1,216,311
Industrials: 10.5%
3M Co.	1,024	91,750
AMETEK, Inc.	249	12,428
Avery Dennison Corp.	164	4,484
C.H. Robinson Worldwide, Inc.	253	14,808
Canadian National Railway Co.	686	57,938
Cooper Industries PLC	246	16,772
CSX Corp.	1,632	36,491
Cummins, Inc.	283	27,425
Danaher Corp.	909	47,341
Deere & Co.	594	48,037
Dover Corp.	285	15,279
Eaton Corp.	493	19,538
Emerson Electric Co.	1,140	53,101
Equifax, Inc.	185	8,621
Expeditors International Washington, Inc.	329	12,749
Fastenal Co.	436	17,575
IHS, Inc. (Class A) (a)	71	7,649
Illinois Tool Works, Inc.	675	35,701
Ingersoll-Rand PLC	461	19,445
Iron Mountain, Inc.	199	6,559
J.B. Hunt Transport Services, Inc.	145	8,642
Joy Global, Inc.	165	9,360
Manpower, Inc.	124	4,545
Masco Corp.	559	7,753
Norfolk Southern Corp.	512	36,746
PACCAR, Inc.	526	20,614
Pall Corp.	179	9,811
Parker Hannifin Corp.	234	17,990
Pentair, Inc.	152	5,818
Pitney Bowes, Inc.	309	4,626
Precision Castparts Corp.	225	37,010
Quanta Services, Inc. (a)	321	7,726
Robert Half International, Inc.	209	5,971
Rockwell Automation, Inc.	221	14,599
Rockwell Collins, Inc.	219	10,808
Roper Industries, Inc.	149	14,688
Southwest Airlines Co.	299	2,757
The Dun & Bradstreet Corp.	74	5,267
Tyco International, Ltd.	715	37,788

Security Description	Shares	Value
COMMON STOCKS, continued
Industrials, continued
Union Pacific Corp.	744	$88,767
United Parcel Service, Inc. (Class B)	1,121	88,290
W.W. Grainger, Inc.	92	17,594
Waste Management, Inc.	680	22,712
Xylem, Inc.	287	7,224
		1,040,797
Information Technology: 19.7%
Accenture PLC (Class A)	1,004	60,330
Adobe Systems, Inc. (a)	766	24,795
Advanced Micro Devices, Inc. (a)	921	5,277
Analog Devices, Inc.	461	17,366
Applied Materials, Inc.	2,003	22,954
Autodesk, Inc. (a)	350	12,247
CA, Inc.	527	14,277
CGI Group, Inc. (Class A) (a)	349	8,377
Cisco Systems, Inc.	8,359	143,524
Citrix Systems, Inc. (a)	288	24,175
Cognizant Technology Solutions Corp. (Class A) (a)	471	28,260
Corning, Inc.	2,362	30,541
Dell, Inc. (a)	2,370	29,672
EMC Corp. (a)	3,186	81,657
Flextronics International, Ltd. (a)	1,066	6,609
Google, Inc. (Class A) (a)	408	236,669
Hewlett-Packard Co.	3,067	61,677
IBM	1,739	340,114
Intel Corp. (a)	7,902	210,588
Intuit, Inc.	435	25,817
Lam Research Corp. (a)	370	13,964
Microchip Technology, Inc.	297	9,825
Motorola Solutions, Inc.	419	20,158
Nuance Communications, Inc. (a)	382	9,099
NVIDIA Corp. (a)	947	13,088
Open Text Corp. (a)	89	4,453
Oracle Corp.	6,354	188,714
QUALCOMM, Inc.	2,625	146,160
Salesforce.com, Inc. (a)	200	27,652
Symantec Corp. (a)	1,132	16,539
Teradata Corp. (a)	259	18,651
Texas Instruments, Inc.	1,777	50,982
Xerox Corp.	2,067	16,267
Yahoo!, Inc. (a)	1,789	28,320
		1,948,798
Materials: 4.7%
Agnico-Eagle Mines, Ltd.	266	10,761
Agrium, Inc.	245	21,685
Air Products & Chemicals, Inc.	326	26,318
Alcoa, Inc.	1,654	14,472
Allegheny Technologies, Inc.	157	5,007
Ball Corp.	230	9,441
Celanese Corp. (Series A)	244	8,447
Cliffs Natural Resources, Inc.	220	10,844
Eastman Chemical Co.	212	10,678
Ecolab, Inc.	451	30,907
Franco-Nevada Corp.	214	9,665

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI North America ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Materials, continued
International Flavors & Fragrances, Inc.	125	$6,850
International Paper Co.	644	18,618
Kinross Gold Corp.	1,767	14,404
LyondellBasell Industries NV (Class A)	489	19,692
Martin Marietta Materials, Inc.	70	5,517
MeadWestvaco Corp.	265	7,619
Nucor Corp.	492	18,647
Osisko Mining Corp. (a)	598	4,106
Owens-Illinois, Inc. (a)	242	4,639
Potash Corp. of Saskatchewan, Inc.	1,333	58,187
Praxair, Inc.	462	50,233
Rock-Tenn Co. (Class A)	109	5,946
Sealed Air Corp.	283	4,369
Sigma-Aldrich Corp.	187	13,825
Silver Wheaton Corp.	548	14,713
Teck Resources, Ltd. (Class B)	894	27,650
The Sherwin-Williams Co.	137	18,132
Yamana Gold, Inc.	1,157	17,830
		469,202
Telecommunication Services: 1.5%
BCE, Inc.	397	16,348
CenturyLink, Inc.	961	37,950
Crown Castle International Corp. (a)	442	25,928
Frontier Communications Corp.	1,545	5,917
Level 3 Communications, Inc. (a)	226	5,006
Rogers Communications, Inc. (Class B)	607	21,977
SBA Communications Corp. (Class A) (a)	179	10,212
Sprint Nextel Corp. (a)	4,653	15,169
Windstream Corp.	909	8,781
		147,288
Utilities: 3.0%
Alliant Energy Corp.	172	7,838
American Water Works Co., Inc.	273	9,358
Calpine Corp. (a)	485	8,007
Canadian Utilities, Ltd. (Class A)	88	5,736
CenterPoint Energy, Inc.	628	12,981
Consolidated Edison, Inc.	455	28,296
DTE Energy Co.	264	15,663
Integrys Energy Group, Inc.	121	6,881
MDU Resources Group, Inc.	278	6,008
NextEra Energy, Inc.	613	42,181
NiSource, Inc.	438	10,841
Northeast Utilities	486	18,862
Oneok, Inc.	304	12,862
Pepco Holdings, Inc.	353	6,908
PG&E Corp.	640	28,973
Pinnacle West Capital Corp.	169	8,744
Sempra Energy	353	24,315
TransAlta Corp.	348	5,888
Wisconsin Energy Corp.	357	14,126
Xcel Energy, Inc.	755	21,450
		295,918
TOTAL COMMON STOCKS
(Cost $9,511,193)		9,883,531

Security Description	Shares	Value
SHORT TERM INVESTMENT: 0.1%
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund
(Cost $5,149)	5,149	$5,149
TOTAL INVESTMENTS: 100.0%
(Cost $9,516,342)		9,888,680
OTHER ASSETS & LIABILITIES: 0.0% (c)		4,148
Net Assets: 100.0%		$9,892,828

(a)  Non-income producing security.

(b)  REIT (Real Estate Investment Trust)

(c)  Amount shown represents less than 0.05% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS: 99.3%
Australia: 9.4%
Australia & New Zealand Banking Group, Ltd.	5,380	$121,490
Commonwealth Bank of Australia	3,299	179,565
Fortescue Metals Group, Ltd.	2,469	12,401
GPT Group (a)	10,068	33,954
Mirvac Group (a)	24,152	31,565
National Australia Bank, Ltd.	5,208	125,667
Newcrest Mining, Ltd.	1,778	41,208
Orica, Ltd.	50	1,265
Origin Energy, Ltd.	2,431	30,401
OZ Minerals, Ltd.	1,224	9,862
Westpac Banking Corp.	6,543	141,717
Woolworths, Ltd.	2,895	79,530
		808,625
Austria: 0.3%
OMV AG	935	29,391
Belgium: 2.0%
Colruyt SA	3,080	137,566
Delhaize Group	799	29,283
KBC Groep NV	409	8,650
		175,499
Denmark: 2.0%
Danske Bank A/S (b)	2,021	28,082
Novo Nordisk A/S (Class B)	965	139,770
		167,852
Finland: 0.7%
Nokia OYJ	7,678	15,785
Stora Enso OYJ (R Shares)	2,469	15,165
UPM-Kymmene OYJ	2,232	25,209
		56,159
France: 7.6%
Carrefour SA	1,509	27,854
CGG-Veritas (b)	989	25,397
Compagnie de Saint-Gobain	1,296	47,860
Danone SA	1,417	88,141
France Telecom SA	3,946	51,955
L'Oreal SA	751	87,910
Renault SA	2,525	100,745
Schneider Electric SA	1,224	67,926
Societe BIC SA	687	70,967
Technip SA	650	67,599
Veolia Environnement SA	1,195	15,141
		651,495
Germany: 4.5%
BASF SE	2,029	140,847
Bayerische Motoren Werke AG	839	60,615
Deutsche Boerse AG	230	12,414
Deutsche Post AG	2,967	52,488
HeidelbergCement AG	79	3,786
Hochtief AG (b)	374	18,107
K+S AG	601	27,457
Metro AG	585	17,079
SAP AG	935	55,229
		388,022

Security Description	Shares	Value
COMMON STOCKS, continued
Hong Kong: 0.8%
CLP Holdings, Ltd.	4,000	$33,906
Li & Fung, Ltd.	16,000	30,569
		64,475
Ireland: 0.0% (c)
Experian PLC	103	1,455
Israel: 0.1%
Delek Group, Ltd.	40	5,835
Italy: 1.2%
ENI SpA	2,063	43,931
Intesa Sanpaolo SpA	24,509	34,773
Pirelli & C. SpA	25	263
UniCredit SpA (b)	6,984	26,412
		105,379
Japan: 24.6%
Aisin Seiki Co., Ltd.	700	23,082
Canon, Inc.	1,600	63,467
Central Japan Railway Co.	8	62,865
Chugai Pharmaceutical Co., Ltd.	2,400	45,329
Denso Corp.	800	27,001
East Japan Railway Co.	800	50,132
Fast Retailing Co., Ltd.	100	19,902
Fuji Heavy Industries, Ltd.	8,000	63,868
Fujitsu, Ltd.	16,000	75,999
Hitachi Construction Machinery Co., Ltd.	1,600	29,758
Honda Motor Co., Ltd.	3,200	110,249
Kao Corp.	1,600	43,995
KDDI Corp.	8	51,435
Komatsu, Ltd.	3,200	75,318
Konica Minolta Holdings, Inc.	8,000	62,464
Kubota Corp.	8,000	73,192
Mitsubishi Electric Corp.	8,000	66,174
Mitsubishi UFJ Financial Group, Inc.	25,400	120,331
Mitsubishi UFJ Lease & Finance Co., Ltd.	790	32,673
Mitsui Fudosan Co., Ltd.	7,000	134,227
Mizuho Financial Group, Inc.	42,500	71,375
Murata Manufacturing Co., Ltd.	500	26,037
Nidec Corp.	100	7,545
Nikon Corp.	800	24,083
Nippon Steel Corp.	8,000	17,947
Nissan Motor Co., Ltd.	7,200	67,497
NTT DoCoMo, Inc.	40	66,525
Panasonic Corp.	4,000	32,235
Santen Pharmaceutical Co., Ltd.	1,600	65,672
Shikoku Electric Power Co., Inc.	2,400	50,924
Shin-Etsu Chemical Co., Ltd.	800	43,715
Softbank Corp.	1,600	59,215
Sony Corp.	2,400	33,779
Sumitomo Mitsui Financial Group, Inc.	2,500	81,840
Takashimaya Co., Ltd.	7,000	53,515
Takeda Pharmaceutical Co., Ltd.	1,600	72,490
The Chugoku Electric Power Co., Inc.	5,600	92,012
Ube Industries, Ltd.	8,000	18,448
		2,116,315

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Pax MSCI EAFE ESG Index ETF

June 30, 2012 (Unaudited)

Schedule of Investments, continued

Security Description	Shares	Value
COMMON STOCKS, continued
Luxembourg: 0.5%
Tenaris SA	2,445	$42,788
Netherlands: 2.6%
Akzo Nobel NV	881	41,412
ASML Holding NV	1,037	52,726
Unilever NV	3,866	129,448
		223,586
New Zealand: 0.7%
Auckland International Airport, Ltd.	30,530	59,874
Norway: 0.5%
Norsk Hydro ASA	5,324	23,913
Statoil ASA	802	19,077
		42,990
Spain: 4.7%
Banco Bilbao Vizcaya Argentaria SA	9,822	70,163
Banco de Sabadell SA	6,917	13,457
Banco Santander SA	17,515	116,049
Distribuidora Internacional de Alimentacion SA (b)	743	3,498
Ferrovial SA	2,803	31,613
Iberdrola SA	9,886	46,658
Industria de Diseno Textil SA	807	83,497
Repsol YPF SA	2,525	40,503
		405,438
Sweden: 4.7%
Atlas Copco AB	1,450	31,175
Hennes & Mauritz AB (Class B)	2,999	107,492
Modern Times Group AB (Class B)	425	19,654
Nordea Bank AB	8,568	73,733
Sandvik AB	2,854	36,531
Skandinaviska Enskilda Banken AB (Class A)	4,156	26,950
Swedbank AB (Class A)	4,419	69,527
Volvo AB (Class B)	3,380	38,563
		403,625
Switzerland: 9.2%
Compagnie Financiere Richemont SA	1,272	69,681
Lindt & Spruengli AG (b)	13	40,243
Novartis AG	4,027	225,070
Roche Holding AG	1,344	232,307
Swiss Re AG (b)	650	40,895
Syngenta AG	238	81,295
Wolseley PLC	1,197	44,627
Xstrata PLC	4,281	53,622
		787,740
United Kingdom: 23.2%
Associated British Foods PLC	2,803	56,361
Barclays PLC	20,541	52,466
BG Group PLC	7,321	149,274
Bunzl PLC	7,017	114,791
Burberry Group PLC	664	13,799
GlaxoSmithKline PLC	11,168	253,463
HSBC Holdings PLC	35,008	308,091

Security Description	Shares	Value
COMMON STOCKS, continued
United Kingdom, continued
Lonmin PLC	895	$10,872
Marks & Spencer Group PLC	4,921	25,085
Pearson PLC	7,094	140,863
Prudential PLC	7,029	81,362
Reckitt Benckiser Group PLC	400	21,111
RSA Insurance Group PLC	35,565	60,300
Standard Chartered PLC	5,192	112,745
Tesco PLC	19,627	95,446
Tullow Oil PLC	2,935	67,670
Unilever PLC	3,519	118,335
Vodafone Group PLC	109,222	307,072
WPP PLC	650	7,881
		1,996,987
TOTAL COMMON STOCKS
(Cost $9,101,078)		8,533,530
PREFERRED STOCK: 0.2%
Germany: 0.2%
ProSiebenSat.1 Media AG Preference Shares	815	18,224
TOTAL PREFERRED STOCK
(Cost $18,476)		18,224
RIGHTS: 0.0% (c)
Spain: 0.0% (c)
Repsol YPF SA, Expires 07/26/12 (b)	2,525	1,775
TOTAL RIGHTS
(Cost $1,748)		1,775
SHORT TERM INVESTMENT: 0.1%
United States: 0.1%
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund
(Cost $5,305)	5,305	5,305
TOTAL INVESTMENTS: 99.6%
(Cost $9,126,607)		8,558,834
OTHER ASSETS & LIABILITIES: 0.4%		38,369
Net Assets: 100.0%		$8,597,203

(a)  REIT (Real Estate Investment Trust)

(b)  Non-income producing security.

(c)  Amount shown represents less than 0.05% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

June 30, 2012 (Unaudited)

Statements of Assets and Liabilities

	Pax MSCI North America ESG Index ETF	Pax MSCI EAFE ESG Index ETF
ASSETS
Investments, at value (Note B)	$9,888,680	$8,558,834
Foreign currency, at value	213	1,786
Receivable for investments sold	11,310	7
Receivable for foreign taxes recoverable	—	7,808
Dividends receivable (Note B)	16,323	40,390
Total Assets	9,916,526	8,608,825
LIABILITIES
Payable for investments purchased	11,313	—
Accrued advisory fee (Note C)	12,385	11,622
Total Liabilities	23,698	11,622
NET ASSETS	$9,892,828	$8,597,203
NET ASSETS CONSIST OF:
Paid in capital	$9,537,973	$9,258,481
Undistributed net investment income	7,632	3,659
Accumulated net realized gain (loss) on:
Investments and foreign currency transactions	(25,138)	(97,140)
Net unrealized appreciation (depreciation) of:
Investments	372,338	(567,773)
Foreign currency	23	(24)
NET ASSETS	$9,892,828	$8,597,203
NET ASSET VALUE PER SHARE
Net asset value per share	$28.27	$21.49
Outstanding beneficial interest shares (unlimited amount authorized, $0.01 par value)	350,000	400,000
COST OF INVESTMENTS:
Investments, at cost (Note B)	$9,516,342	$9,126,607
Foreign currency, at cost	$211	$1,797

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended June 30, 2012 (Unaudited)

Statements of Operations

	Pax MSCI North America ESG Index ETF	Pax MSCI EAFE ESG Index ETF
INVESTMENT INCOME
Dividend income	$95,900	$203,157
Foreign taxes withheld	(1,976)	(17,798)
Total Investment Income	93,924	185,359
EXPENSES
Advisory fee (Note C)	20,871	19,112
Total Expenses	20,871	19,112
Net Investment Income	73,053	166,247
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(17,315)	(61,356)
Foreign currency transactions	(299)	(2,280)
Net change in unrealized appreciation (depreciation) on:
Investments	96,323	(166,675)
Foreign currency translation	15	552
Net realized and unrealized gain (loss) on investments and foreign currency transactions	78,724	(229,759)
Net increase (decrease) in net assets from operations	$151,777	$(63,512)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

	Pax MSCI North America ESG Index ETF		Pax MSCI EAFE ESG Index ETF
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	Six Months Ended 6/30/12 (Unaudited)	For the Period 1/27/11*-12/31/11
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73,053	$61,239	$166,247	$67,901
Net realized gain (loss) on investments and foreign currency transactions	(17,614)	29,178	(63,636)	(32,731)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	96,338	(23,263)	(166,123)	(401,674)
Net increase (decrease) in net assets resulting from operations	151,777	67,154	(63,512)	(366,504)
Net equalization credits and charges	15,621	5,761	49,315	24,122
Distributions to shareholders from:
Net investment income	(64,733)	(61,217)	(161,580)	(69,682)
Total distributions to shareholders	(64,733)	(61,217)	(161,580)	(69,682)
From capital share transactions:
Proceeds from sale of shares sold	4,404,726	2,632,435	4,615,290	4,643,191
Net income equalization (Note B)	(15,621)	(5,761)	(49,315)	(24,122)
Net increase in net assets from capital share transactions	4,389,105	2,626,674	4,565,975	4,619,069
Net increase in net assets during the period	4,491,770	2,638,372	4,390,198	4,207,005
Net assets at beginning of period	5,401,058	2,762,686	4,207,005	—
Net assets at end of period (1)	$9,892,828	$5,401,058	$8,597,203	$4,207,005
(1) Including undistributed (distribution in excess of) net investment income	$7,632	$(688)	$3,659	$(1,008)
Shares of beneficial interest:
Shares sold	150,000	100,000	200,000	200,000
Net increase in shares outstanding	150,000	100,000	200,000	200,000

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

Selected data for a share outstanding throughout each period

	Pax MSCI North America ESG Index ETF
	Six Months Ended 6/30/12 (Unaudited)	Year Ended 12/31/11	For the Period 5/18/10*-12/31/10
Net asset value, beginning of period	$27.01	$27.63	$25.00
Income (loss) from investment operations:
Net investment income[1]	0.25	0.44	0.27
Net realized and unrealized gain (loss)[2]	1.14	(0.76)	2.62
Total from investment operations	1.39	(0.32)	2.89
Net equalization credits and charges	0.05	0.04	—
Distributions to shareholders from:
Net investment income	(0.18)	(0.34)	(0.26)
Total distributions	(0.18)	(0.34)	(0.26)
Net asset value, end of period	$28.27	$27.01	$27.63
Total return[3]	5.35%	(1.03)%	11.58%
Net assets, end of period (in 000's)	$9,893	$5,401	$2,763
Ratio of expenses to average net assets	0.50%[4]	0.50%	0.50%[4]
Ratio of net investment income to average net assets	1.75%[4]	1.60%	1.69%[4]
Portfolio turnover rate[5]	7%	10%	30%

1  Based on average shares outstanding during the period.

2  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

3  Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

4  Annualized.

5  Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund's capital shares. Turnover calculations are not annualized.

*  Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

Selected data for a share outstanding throughout each period

	Pax MSCI EAFE ESG Index ETF
	Six Months Ended 6/30/12 (Unaudited)	For the Period 1/27/11*-12/31/11
Net asset value, beginning of period	$21.04	$25.06
Income (loss) from investment operations:
Net investment income[1]	0.52	0.62
Net realized and unrealized gain (loss)[2]	0.17	(4.30)
Total from investment operations	0.69	(3.68)
Net equalization credits and charges	0.16	0.22
Distributions to shareholders from:
Net investment income	(0.40)	(0.56)
Total distributions	(0.40)	(0.56)
Net asset value, end of period	$21.49	$21.04
Total return[3]	4.15%	(14.04)%
Net assets, end of period (in 000's)	$8,597	$4,207
Ratio of expenses to average net assets	0.55%[4]	0.55%[4]
Ratio of net investment income to average net assets	4.78%[4]	2.91%[4]
Portfolio turnover rate[5]	7%	11%

1  Based on average shares outstanding during the period.

2  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

3  Total return is calculated assuming a purchase of shares at net asset value on the first day of the period, reinvestment of all dividends and distributions at net asset value during the period, and a sale at net asset value on the last day of the period. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

4  Annualized.

5  Portfolio turnover rate excludes the value of securities received or delivered from in kind processing of creations or redemptions of the Fund's capital shares. Turnover calculations are not annualized.

*  Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

June 30, 2012 (Unaudited)

Notes to the Financial Statements

NOTE A—Organization

Pax World Funds Trust II (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of June 30, 2012, the Trust offered two portfolios which represent series of beneficial interest in the Trust: the Pax MSCI North America ESG Index ETF and the Pax MSCI EAFE ESG Index ETF (each referred to as a "Fund" or collectively as the "Funds"). The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. Each Fund operates as a non-diversified investment company. The Funds' investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

NOTE B—Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications and Guarantees Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange

June 30, 2012 (Unaudited)

("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

difference between the prices used to calculate the Funds' NAVs and the prices used by the Funds' benchmark indices, which, in turn, could result in a difference between the Funds' performance and the performance of the Funds' benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Funds' investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Funds' shareholders. Therefore, and in order to minimize tracking error relative to the each Fund's benchmark index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these inputs are summarized in the three broad Levels listed below.

• Level 1 –  quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –  significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

June 30, 2012 (Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2012:

Pax MSCI North America ESG Index ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$9,883,531	$—	$—	$9,883,531
Money Market Fund	5,149	—	—	5,149
Total	$9,888,680	$—	$—	$9,888,680
Pax MSCI EAFE ESG Index ETF	Level 1	Level 2	Level 3	Total
Common Stocks	$8,533,530	$—	$—	$8,533,530
Preferred Stock	18,224	—	—	18,224
Rights	1,775	—	—	1,775
Money Market Fund	5,305	—	—	5,305
Total	$8,558,834	$—	$—	$8,558,834

The Funds did not hold any Level 2 or Level 3 categorized securities during the six months ended June 30, 2012.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Level 1 and Level 2 during the period.

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Distributions to Shareholders Distributions to shareholders are recorded by the Funds on the ex-dividend date. The Funds expect to pay dividends of net investment income and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Equalization The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Expenses The Funds are charged a unified management fee that includes all the costs and expenses of the Funds (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Federal Income Taxes The Funds intend to elect to be treated and qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. The Funds expect to distribute all or substantially all of their income and gains to shareholders every year. Therefore, no Federal income or excise tax

June 30, 2012 (Unaudited)

provision is required. The Funds are treated as separate entities for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

NOTE C—Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the "Management Contract") with Pax World Management LLC (the "Adviser"). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of each Fund in accordance with the Funds' investment objectives, investment programs and policies.

Pursuant to the Management Contract the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. Each Fund pays a unified management fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Annual Rate
Pax MSCI North America ESG Index ETF	0.50%
Pax MSCI EAFE ESG Index ETF	0.55%

Out of the management fee, the Adviser bears all expenses of managing and operating the Funds, except taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses. The aggregate remuneration paid to the Trust's Trustees (and borne by the Adviser) was $12,502.

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

NOTE D—Investment Information

During the period ended June 30, 2012, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Pax MSCI North America ESG Index ETF	$693,338	$634,206	$4,404,691	$—
Pax MSCI EAFE ESG Index ETF	$471,594	$541,942	$4,620,250	$—

The identified cost of investments for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2012 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$9,516,342	$747,441	$375,103	$372,338
Pax MSCI EAFE ESG Index ETF	$9,126,607	$222,529	$790,302	$(567,773)

Tax Information The RIC Modernization Act of 2010 ("the Act") was signed into law on December 22, 2010. Under the Act, the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law.

At December 31, 2011, the Funds had capital loss carryforwards which may be used to offset any net realized gains expiring December 31:

	Expires in 2018	No Expiration Short-term
Pax MSCI North America ESG Index ETF	$7,304	$—
Pax MSCI EAFE ESG Index ETF	$—	$20,009

During the period from November 1, 2011 through December 31, 2011, the Pax MSCI EAFE ESG Index ETF incurred a capital loss in the amount of $13,421. This loss is treated for federal income tax purposes as if it had occurred on January 1, 2012.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations,

June 30, 2012 (Unaudited)

which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2012 and 2011 was as follows:

	Distributions Paid in 2012		Distributions Paid in 2011
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Pax MSCI North America ESG Index ETF	$64,733	$—	$61,217	$—
Pax MSCI EAFE ESG Index ETF	$161,580	$—	$69,682	$—

Management has analyzed the Funds' current tax positions which will be subject to examination by the Funds' major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the six months ended June 30, 2012, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

NOTE E—Shareholder Transactions

The Funds issue and redeem shares only to Authorized Participants (typically broker-dealers) in exchange for delivery of a basket of assets (securities and/or cash), referred to as a Creation Unit, in aggregations of 50,000 shares. The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee of $1,000 for Pax MSCI North America ESG Index ETF and $1,800 for Pax MSCI EAFE ESG Index ETF is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be $1,000 and $1,800, respectively regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) will also be subject to an additional variable charge of up to a maximum of four times the standard creation/redemption transaction fee to offset the transaction cost to the Fund of buying portfolio securities.

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

In addition, purchasers and redeemers of Creation Units are responsible for payment of the costs of transferring securities to or from a Fund. From time to time, the Adviser may cover the cost of any transaction fees.

Retail investors may only buy and sell shares of the Fund on a national securities exchange (NYSE Arca) through a broker-dealer. Such transactions may be subject to customary brokerage commission charges. Shares can be bought and sold throughout trading day like other publicly-traded securities, trading at current market prices, which may be different from the Fund's net asset value.

NOTE F—Approval of Investment Advisory Agreement Review Process

Review Process The 1940 Act requires that the Trustees request and evaluate, and the Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Trust's Management Contract. The Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the "Independent Trustees") met telephonically or in person in March and June of 2012 for the purpose of considering the Management Contract (the "contract review meetings"). In addition, the Trustees consider matters bearing on the Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees' conclusions were based, in part, on their

June 30, 2012 (Unaudited)

consideration of these arrangements during the course of the year and, as applicable, in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services In considering the Management Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser. They considered the terms of the Management Contract and received and considered information provided by management that described, among other matters:

• the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

• the investment program used by the Adviser to manage the Funds,

• possible conflicts of interest and fall-out benefits,

• brokerage practices,

• the compliance function of the Adviser,

• financial results, assets under management and other information relating to the financial resources of the Adviser, and

• information relating to portfolio manager compensation.

In addition to considering the Funds' investment performance (see below), the Trustees considered, among other matters, the Adviser's general oversight of the Trust. They also took into account, to the extent they deemed relevant in light of the Funds' index-based investment approach, information concerning the investment philosophy and investment process used by the Adviser in managing the Funds as well as the Adviser's in-house investment and social research capabilities. They also considered various investment resources available to the Adviser.

The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Funds' third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser's compliance and operational functions, as

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

well as steps taken by the Adviser to enhance compliance and operational capabilities and the resources being devoted to each. The Trustees also took into account the fact that the fee paid to the Adviser is a unified fee that includes all of the costs and expenses of the Funds (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the scope of the services provided to each Fund by the Adviser under the Management Contract was consistent with such Fund's operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser to the Trust were sufficient to warrant approval of the Management Contract.

Fund Performance In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information regarding the since-inception investment performance of each Fund relative to its benchmark for the period ended March 31, 2012. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive during the year detailed comparative performance information for each Fund, including performance relative to its benchmark.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contract.

Fees and Other Expenses The Trustees, including the Independent Trustees, considered the advisory fees paid by each Fund to the Adviser, as well as each Fund's total expense ratio. In connection with their review, the Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Funds and other investment companies, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Funds.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the

June 30, 2012 (Unaudited)

fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services provided.

Costs of Services Provided and Profitability The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability of the Adviser's relationship with the Trust, including a profitability report prepared by management detailing the costs of services provided to the Trust by the Adviser and the profitability to the Adviser of its advisory relationship with the Trust for the year ended December 31, 2011. The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from investment company advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser's capital structure and cost of capital. The Trustees concluded that, particularly in light of the small size and relatively recent launch of the Funds, they were satisfied that the Adviser's level of profitability from its relationship with the Trust was not excessive.

Possible Fall-Out Benefits The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser from its relationships with the Trust, including reputational and other "fall out" benefits. During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for other investment companies advised by the Adviser (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees considered the receipt of these benefits in light of the Adviser's overall profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale The Trustees, including the Independent Trustees, considered the extent to which the Adviser might realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund.

June 30, 2012 (Unaudited)

Notes to the Financial Statements, continued

The Trustees noted that, in light of the small size and relatively recent launch of the Funds, the Funds did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Funds' overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Management Contract with respect to each Fund was in the best interests of each Fund and should be approved.

NOTE G—Other Information

Frequency Distribution of Discounts and Premiums Bid/Offer Midpoint vs. NAV as of June 30, 2012

The following chart is provided to show the frequency at which the daily market price on the NYSE Arca, Inc. ("the Exchange"), the secondary market for shares of the Fund, was at a discount or premium to such Fund's NAV). The market price of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). The Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of the Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
Commencement of Trading	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Pax MSCI North America ESG Index ETF 05/18/10 through 06/30/12	62	25	6	15	1	0
Pax MSCI EAFE ESG Index ETF 01/27/11 through 06/30/12	67	51	13	39	25	22

June 30, 2012 (Unaudited)

Recent Accounting Pronouncements In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements related to derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, of the update's adoption on the financial statements of the Funds.

Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Trust's financial statements, and has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

Proxy Voting

You may obtain a description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Fund at 888.729.3863 or on the SEC's website at www.sec.gov. The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning ESG Shares (toll-free) at 888.729.3863 or visiting ESG Shares website at www.esgshares.com and will be available without charge by visiting the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in the Fund's Form N-Qs may also be obtained by visiting ESG Shares website at www.esgshares.com or telephoning ESG Shares (toll-free) at 888.729.3863.

30 Penhallow Street, Suite 400
Portsmouth NH 03801

888.729.3863
www.esgshares.com

Item 2.                                     Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.                                     Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.                                     Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.                                     Audit Committee of Listed Registrants.

This disclosure is not applicable to the Registrant.

Item 6.                                     Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9.                                     Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10.                               Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.                               Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                               Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Trust II

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 21, 2012

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 21, 2012

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